                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03211

                  LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                             GROWTH AND INCOME FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Growth and Income Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Growth and Income Fund had a return of -22.1% for the year ended December 31, 2002, while its style specific benchmark, the Russell 1000 Index*, returned -21.7% and the broader market index, the S&P 500 Index**, returned -22.1%. Delaware Management Company assumed day-to-day management of the Fund on July 1, 2002.

For 2002, the markets declined for the third year in a row -- the first series of three consecutive years of decline in over 50 years, while the S&P 500 Index** decline was the index's worst return since 1972. Additionally, no sector within the Russell 1000 Index* had positive performance for the year.

The Fund's performance slightly lagged the performance of the Russell 1000 Index* for the year. Stock selection in the consumer discretionary and finance sectors positively contributed to relative performance. This was offset by stock selection in the energy and capital goods sectors.

Although U.S. equity markets performed strongly in the fourth quarter of 2002, much of the strength was in lower quality stocks that had, with hindsight, been oversold. We expect the current high level of volatility in stock prices to continue until investors are convinced that a sustained economic recovery has begun and corporate earnings concerns ease. However, the Federal Reserve's recent 50 basis point reduction in short-term interest rates, to levels not seen in 40 years, and improved prospects for further tax cuts, due to the Republican Party's victory in the mid-term Congressional elections, should both be interpreted positively by the equity markets. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in 2003. So, looking forward, we maintain a positive long-term view on both the economy and equity markets and thus remain committed to our process -- blending quantitative screening, fundamental research and portfolio risk control. At year end, the Fund held moderately overweight positions in the defense, capital goods and media sectors relative to its benchmark, the Russell 1000 Index*.

J. Paul Dokas

Growth of $10,000 invested 1/1/93 through 12/31/02

CHART

This chart illustrates, hypothetically, that $10,000 was invested in the Growth and Income Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $21,880. For comparison, look at how the S&P 500 Index and the Russell 1000 Index did over the same period. The same $10,000 investment would have grown to $24,497 and $24,073, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -22.07%
------------------------------------------
Five Years                        - 2.42%
------------------------------------------
Ten Years                         + 8.14%
------------------------------------------

 * Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                           Growth and Income Fund  1

LINCOLN NATIONAL
GROWTH AND INCOME FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                        Number       Market
COMMON STOCK - 99.80%                   of Shares    Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.73%
-------------------------------------------------------------------
    General Dynamics                        97,200   $    7,714,764
    Honeywell International                187,700        4,504,800
    Lockheed Martin                         80,500        4,648,875
    Northrop Grumman                        91,500        8,875,500
    Raytheon                                58,000        1,783,500
    United Technologies                     90,700        5,617,958
-------------------------------------------------------------------
                                                         33,145,397
AUTOMOBILES & AUTOMOTIVE PARTS - 1.31%
-------------------------------------------------------------------
+   AutoNation                             636,600        7,995,696
    General Motors                         462,300       17,040,378
-------------------------------------------------------------------
                                                         25,036,074
BANKING & FINANCE - 14.95%
-------------------------------------------------------------------
    American Express                       328,200       11,601,870
    Bank of America                        607,000       42,228,990
    Bank of New York                       393,400        9,425,864
    Bear Stearns                           242,500       14,404,500
    Capital One Financial                  249,300        7,409,196
    Citigroup                            1,269,480       44,673,001
    Comerica                               322,150       13,929,766
    Countrywide Financial                  251,400       12,984,810
    Fannie Mae                             249,500       16,050,335
    First Tennessee National                55,800        2,005,452
    Freddie Mac                            138,800        8,196,140
    Golden West Financial                   31,400        2,254,834
    Goldman Sachs                           67,800        4,617,180
    H&R Block                              212,800        8,554,560
    J.P. Morgan Chase                      280,800        6,739,200
    M & T Bank                              31,700        2,515,395
    MBNA                                   253,300        4,817,766
    Merrill Lynch                          253,100        9,605,145
    National City                           37,400        1,021,768
    SEI                                    106,400        2,891,952
    SunTrust Banks                          76,500        4,354,380
    U.S. Bancorp                           150,019        3,183,403
    Union Planters                          75,900        2,135,826
    Washington Mutual                      422,200       14,578,566
    Wells Fargo                            762,200       35,724,314
-------------------------------------------------------------------
                                                        285,904,213
BASIC INDUSTRY/CAPITAL GOODS - 0.19%
-------------------------------------------------------------------
    Sigma-Aldrich                           73,800        3,594,060
-------------------------------------------------------------------
                                                          3,594,060
BUILDINGS & MATERIALS - 0.67%
-------------------------------------------------------------------
    D.R. Horton                             94,800        1,644,780
    KB Home                                 46,000        1,971,100
    Lennar                                  87,000        4,489,200
    Martin Marietta Materials              152,600        4,678,716
-------------------------------------------------------------------
                                                         12,783,796
BUSINESS SERVICES - 1.54%
-------------------------------------------------------------------
+   Arrow Electronics                      288,800        3,693,752
+   Cendant                                739,700        7,752,056
+   Clear Channel Communications           361,600       13,484,064
    Fluor                                  159,100        4,454,800
-------------------------------------------------------------------
                                                         29,384,672
                                        Number       Market
CABLE, MEDIA & PUBLISHING - 1.73%       of Shares    Value
-------------------------------------------------------------------
    Belo Class A                            89,700   $    1,912,404
+   Comcast Class A                        295,080        6,955,036
+   Comcast Special Class A                538,300       12,160,196
+   Dun & Bradstreet                        62,200        2,145,278
    Harte-Hanks                            139,650        2,607,266
    Knight-Ridder                           85,700        5,420,525
+   Liberty Media Class A                  200,300        1,790,682
-------------------------------------------------------------------
                                                         32,991,387
CHEMICALS - 1.25%
-------------------------------------------------------------------
    duPont (E.I.) deNemours                 96,600        4,095,840
    Engelhard                               80,300        1,794,705
    IMC Global                             350,300        3,737,701
    Lubrizol                               164,200        5,008,100
    PPG Industries                          39,000        1,955,850
    Praxair                                 89,600        5,176,192
    RPM International                      138,200        2,111,696
-------------------------------------------------------------------
                                                         23,880,084
COMPUTERS & TECHNOLOGY - 14.00%
-------------------------------------------------------------------
+   Activision                             204,400        2,982,196
    Adobe Systems                          381,600        9,505,656
+   Altera                                 158,400        1,954,656
+   AOL Time Warner                      2,067,550       27,084,905
    Automatic Data Processing               51,000        2,001,750
+   Cadence Design Systems                 162,400        1,914,696
+   Cisco Systems                        1,579,200       20,687,520
+   Dell Computer                          802,600       21,461,524
+   EMC                                    312,900        1,921,206
    First Data                             278,500        9,861,685
+   Ingram Micro Class A                   411,200        5,078,320
    Intel                                2,249,400       35,023,158
    International Business Machines        393,500       30,496,250
+   Intuit                                  74,600        3,500,232
+   Lexmark International                  162,300        9,819,150
    Microchip Technology                   312,200        7,633,290
+   Microsoft                              901,900       46,628,230
+   Oracle                               1,107,400       11,959,920
    Reynolds & Reynolds Class A            206,300        5,254,461
+   Sungard Data Systems                   151,900        3,578,764
+   Symantec                               181,500        7,341,675
    Symbol Technologies                    224,400        1,844,568
-------------------------------------------------------------------
                                                        267,533,812
CONSUMER PRODUCTS - 3.78%
-------------------------------------------------------------------
    3M                                      61,400        7,570,620
    Clorox                                 105,600        4,356,000
    Fortune Brands                         115,400        5,367,254
    Gillette                               156,300        4,745,268
    Maytag                                 200,800        5,722,800
    Newell Rubbermaid                      237,000        7,188,210
    Procter & Gamble                       433,700       37,272,178
-------------------------------------------------------------------
                                                         72,222,330
CONSUMER SERVICES - 0.78%
-------------------------------------------------------------------
+   Viacom Class B                         222,967        9,088,135
    Walt Disney                            361,600        5,897,696
-------------------------------------------------------------------
                                                         14,985,831

                           Growth and Income Fund  2

ELECTRONICS & ELECTRICAL                        Number      Market
EQUIPMENT - 5.98%                               of Shares   Value
-------------------------------------------------------------------------
           General Electric                      2,309,300  $  56,231,455
+          Hughes Electronics                      527,300      5,642,110
+          JDS Uniphase                            338,600        836,342
           Johnson Controls                        194,600     15,601,082
           Matsushita Electric Industrial ADR      307,700      2,953,920
           Philips Electronics - NY Share          172,100      3,042,728
           Pittston Brink's Group                  150,100      2,773,848
+          QLogic                                  138,900      4,793,439
           Sony ADR                                 91,300      3,771,603
+          SPX                                     158,800      5,947,060
           Texas Instruments                       442,500      6,641,925
+          Thermo Electron                         212,400      4,273,488
+          Varco International                     100,300      1,745,220
-------------------------------------------------------------------------
                                                              114,254,220
ENERGY - 5.87%
-------------------------------------------------------------------------
           Amerada Hess                             87,900      4,838,895
           Anadarko Petroleum                       44,100      2,112,390
           Apache                                   74,000      4,217,260
           ChevronTexaco                           136,000      9,041,280
           ConocoPhillips                          175,068      8,471,541
           Exxon Mobil                           1,168,100     40,813,413
           GlobalSantaFe                           214,200      5,209,344
           Kerr-McGee                              114,416      5,068,629
           Marathon Oil                            606,000     12,901,740
           Occidental Petroleum                    663,500     18,876,575
+          Transocean Sedco Forex                   31,800        737,760
-------------------------------------------------------------------------
                                                              112,288,827
ENVIRONMENTAL SERVICES - 0.61%
-------------------------------------------------------------------------
           Waste Management                        506,400     11,606,688
-------------------------------------------------------------------------
                                                               11,606,688
FOOD, BEVERAGE & TOBACCO - 5.62%
-------------------------------------------------------------------------
           Adolph Coors                             73,300      4,489,625
           Anheuser-Busch                           53,500      2,589,400
           Archer-Daniels-Midland                  408,800      5,069,120
           Coca-Cola                               421,500     18,470,130
           Conagra Foods                           235,200      5,882,352
           Kraft Foods                             293,900     11,441,527
           McDonald's                              570,300      9,170,424
           Pepsi Bottling                          482,700     12,405,390
           Pepsico                                 204,800      8,646,656
           Philip Morris                           129,300      5,240,529
           RJ Reynolds Tobacco Holdings            294,400     12,397,184
           Sara Lee                                161,300      3,630,863
+          Yum! Brands                             327,100      7,922,362
-------------------------------------------------------------------------
                                                              107,355,562

                                        Number       Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)   of Shares    Value
-------------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS - 15.55%
-------------------------------------------------------------------
    Abbott Laboratories                    476,600   $   19,064,000
    AmerisourceBergen Class A               78,300        4,252,473
+   Amgen                                  407,700       19,708,218
    Baxter International                   264,100        7,394,800
    Bristol-Myers Squibb                   236,700        5,479,605
    C.R. Bard                               38,500        2,233,000
    Cardinal Health                        189,700       11,228,343
    Eli Lilly                              223,400       14,185,900
+   Genentech                              241,500        8,008,140
+   Guidant                                174,300        5,377,155
    HCA                                    217,300        9,017,950
+   Henry Schein                            41,800        1,881,000
    Hillenbrand Industries                  60,400        2,917,924
+   IVAX                                   148,150        1,797,060
    Johnson & Johnson                      922,900       49,568,959
    McKesson                               381,300       10,306,539
    Merck & Company                        673,400       38,121,174
+   Patterson Dental                        49,700        2,173,878
    Pfizer                               1,974,650       60,365,050

                                        Number       Market
HEALTHCARE & PHARMACEUTICALS (CONT'D)   of Shares    Value
-------------------------------------------------------------------
+   STERIS                                  92,700   $    2,247,975
    Stryker                                100,200        6,725,424
+   Tenet Healthcare                       171,400        2,810,960
    UnitedHealth Group                     151,600       12,658,600
-------------------------------------------------------------------
                                                        297,524,127
INDUSTRIAL MACHINERY - 0.47%
-------------------------------------------------------------------
    Caterpillar                            118,500        5,417,820
    Pentair                                102,700        3,548,285
-------------------------------------------------------------------
                                                          8,966,105
INSURANCE - 6.06%
-------------------------------------------------------------------
    Aflac                                  170,300        5,129,436
    Allstate                               397,758       14,713,068
    American International Group           215,518       12,467,716
    John Hancock Financial Services        272,500        7,602,750
    Loews                                  280,400       12,466,584
    Metlife                                522,700       14,133,808
    Mony                                    92,900        2,224,026
    Nationwide Financial Services Class
      A                                    187,700        5,377,605
    Old Republic International             146,000        4,088,000
    Principal Financial Group              146,700        4,420,071
    Progressive                            261,200       12,963,356
    Prudential Financial                   524,800       16,657,153
+   Travelers Property Casualty Class A     79,469        1,164,221
+   Travelers Property Casualty Class B    163,273        2,391,949
-------------------------------------------------------------------
                                                        115,799,743
LEISURE, LODGING & ENTERTAINMENT - 0.25%
-------------------------------------------------------------------
    Marriott International Class A          65,000        2,136,550
    Starwood Hotels & Resorts Worldwide    112,900        2,680,246
-------------------------------------------------------------------
                                                          4,816,796
METALS & MINING - 0.36%
-------------------------------------------------------------------
    Alcoa                                  300,100        6,836,278
-------------------------------------------------------------------
                                                          6,836,278
PACKAGING & CONTAINERS - 0.47%
-------------------------------------------------------------------
+   Pactiv                                 236,500        5,169,890
    Sonoco Products                        170,300        3,904,979
-------------------------------------------------------------------
                                                          9,074,869
PAPER & FOREST PRODUCTS - 1.03%
-------------------------------------------------------------------
    Georgia-Pacific                         59,700          964,752
    International Paper                    226,000        7,903,220
    Kimberly-Clark                         226,500       10,751,955
-------------------------------------------------------------------
                                                         19,619,927
REAL ESTATE - 0.70%
-------------------------------------------------------------------
    Equity Office Properties Trust         434,804       10,861,404
    Equity Residential Properties          105,600        2,595,648
-------------------------------------------------------------------
                                                         13,457,052
RETAIL - 5.35%
-------------------------------------------------------------------
+   Best Buy                               396,250        9,569,438
    CVS                                    151,700        3,787,949
+   eBay                                    52,000        3,526,640
    Home Depot                             845,750       20,264,170
    J.C. Penney                            252,700        5,814,627
+   Kohl's                                 160,100        8,957,595
+   Kroger                                 125,200        1,934,340
    Liz Claiborne                          100,000        2,965,000
    Nordstrom                              108,300        2,054,451
    Pier 1 Imports                         105,400        1,995,222
    Ross Stores                             70,200        2,975,778
+   Saks                                   328,400        3,855,416
    Sears, Roebuck                         202,800        4,857,060
+   Staples                                288,300        5,275,890
    Wal-Mart Stores                        484,100       24,451,891
-------------------------------------------------------------------
                                                        102,285,467

                           Growth and Income Fund  3

                                        Number       Market
TELECOMMUNICATIONS - 5.32%              of Shares    Value
-------------------------------------------------------------------
    AT&T                                   182,430   $    4,763,247
+   AT&T Wireless Services                 713,142        4,029,252
    BellSouth                              505,400       13,074,698
    Harris                                 222,000        5,838,600
+   L3 Communications                      120,700        5,420,637
    Motorola                               833,000        7,205,450
    Nokia ADR                              144,400        2,238,200
+   QUALCOMM                               221,200        8,049,468
    SBC Communications                     674,500       18,285,695
    Scientific-Atlanta                     268,300        3,182,038
+   Tellabs                                135,800          987,266
    Verizon Communications                 739,416       28,652,371
-------------------------------------------------------------------
                                                        101,726,922
TEXTILES, APPAREL & FURNITURE - 0.44%
-------------------------------------------------------------------
    NIKE                                   121,000        5,380,870
    VF                                      82,300        2,966,915
-------------------------------------------------------------------
                                                          8,347,785
TRANSPORTATION & SHIPPING - 1.08%
-------------------------------------------------------------------
    CSX                                    231,400        6,550,934
    FedEx                                  185,000       10,030,700
    Union Pacific                           67,900        4,065,173
-------------------------------------------------------------------
                                                         20,646,807
UTILITIES - 2.71%
-------------------------------------------------------------------
    Dominion Resources                      41,000        2,250,900
    Duke Energy                             79,100        1,545,614
+   Edison International                   152,200        1,803,570
    Energy East                            216,000        4,771,440
    Entergy                                381,100       17,374,349
    Exelon                                  47,187        2,490,058
    FirstEnergy                            127,900        4,216,863
    Oneok                                  265,500        5,097,600
    Pepco Holdings                           5,800          112,462
+   PG&E                                   488,200        6,785,980
    Public Service Enterprise               61,000        1,958,100
    TXU                                    124,600        2,327,528
    Wisconsin Energy                        42,700        1,076,040
-------------------------------------------------------------------
                                                         51,810,504
-------------------------------------------------------------------
TOTAL COMMON STOCK
  (Cost $1,826,112,708)                               1,907,879,335
-------------------------------------------------------------------
                                        Principal    Market
COMMERCIAL PAPER - 0.12%                Amount       Value
-------------------------------------------------------------------
    UBS Finance 1.20% 1/2/03            $2,235,000   $    2,234,925
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $2,234,925)                                       2,234,925
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.92%
  (Cost $1,828,347,633)                               1,910,114,260
-------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.08%                                     1,444,011
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $21.438 per share based
  on 89,164,864 shares issued and
  outstanding)                                       $1,911,558,271
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per
  share, 150,000,000 authorized shares               $2,301,257,301
Undistributed net investment income                       6,766,172
Accumulated net realized loss on
  investments                                          (478,231,829)
Net unrealized appreciation of
  investments                                            81,766,627
-------------------------------------------------------------------
TOTAL NET ASSETS                                     $1,911,558,271
-------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

ADR - American Depositary Receipts

See accompanying notes to financials statements.

                           Growth and Income Fund  4

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $  34,862,204
---------------------------------------------------------------------------
  Interest                                                           96,873
---------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                      34,959,077
---------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 7,619,463
---------------------------------------------------------------------------
  Accounting and administration fees                                794,252
---------------------------------------------------------------------------
  Printing and postage                                              182,324
---------------------------------------------------------------------------
  Custody fees                                                       93,131
---------------------------------------------------------------------------
  Professional fees                                                  67,853
---------------------------------------------------------------------------
  Directors' fees                                                     5,250
---------------------------------------------------------------------------
  Other                                                              95,148
---------------------------------------------------------------------------
                                                                  8,857,421
---------------------------------------------------------------------------
Less fees waived                                                   (423,999)
---------------------------------------------------------------------------
Less expenses paid indirectly                                        (4,197)
---------------------------------------------------------------------------
  TOTAL EXPENSES                                                  8,429,225
---------------------------------------------------------------------------
NET INVESTMENT INCOME                                            26,529,852
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
---------------------------------------------------------------------------
Net realized loss on:
---------------------------------------------------------------------------
  Investments                                                  (222,801,846)
---------------------------------------------------------------------------
  Futures contracts                                                (571,811)
---------------------------------------------------------------------------
  Net realized loss on investments                             (223,373,657)
---------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                  (408,838,879)
---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                (632,212,536)
---------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(605,682,684)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended           Year ended
                                                              12/31/02             12/31/01
                                                              -----------------------------------
Changes from operations:
  Net investment income                                       $    26,529,852      $   29,918,136
-------------------------------------------------------------------------------------------------
  Net realized loss on investments                               (223,373,657)       (250,429,822)
-------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                    (408,838,879)       (180,191,806)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             (605,682,684)       (400,703,492)
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                           (23,557,470)        (29,003,166)
-------------------------------------------------------------------------------------------------
  Net realized gain on investments                                         --        (925,231,837)
-------------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS             (23,557,470)       (954,235,003)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS                                       (375,665,059)        659,179,659
-------------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                 (1,004,905,213)       (695,758,836)
-------------------------------------------------------------------------------------------------
Net assets, at beginning of period                              2,916,463,484       3,612,222,320
-------------------------------------------------------------------------------------------------
NET ASSETS, AT END OF PERIOD                                  $ 1,911,558,271      $2,916,463,484
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Growth and Income Fund  5

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout the period)

                                                              Year ended December 31,
                                           2002(2)      2001         2000(1)      1999         1998
                                           --------------------------------------------------------------
Net asset value, beginning of period       $   27.849   $   43.249   $   51.710   $   46.288   $   41.949

Income (loss) from investment
  operations:
  Net investment income(3)                      0.275        0.309        0.482        0.509        0.607
  Net realized and unrealized gain
    (loss) on investments                      (6.422)      (3.823)      (5.129)       7.356        7.371
                                           ------------------------------------------------------------
  Total from investment operations             (6.147)      (3.514)      (4.647)       7.865        7.978
                                           ------------------------------------------------------------

Less dividends and distributions
  from:
  Net investment income                        (0.264)      (0.278)      (0.492)      (0.497)      (1.164)
  Net realized gain on investments                 --      (11.608)      (3.322)      (1.946)      (2.475)
                                           ------------------------------------------------------------
  Total dividends and distributions            (0.264)     (11.886)      (3.814)      (2.443)      (3.639)
                                           ------------------------------------------------------------
  Net asset value, end of period           $   21.438   $   27.849   $   43.249   $   51.710   $   46.288
                                           ------------------------------------------------------------
                                           ------------------------------------------------------------

Total return(4)                                (22.07%)     (11.21%)      (9.63%)      17.54%       20.34%

Ratios and supplemental data:
  Net assets, end of period (000
    omitted)                               $1,911,558   $2,916,463   $3,612,222   $4,709,687   $4,263,557
  Ratio of expenses to average net
    assets                                       0.36%        0.36%        0.36%        0.36%        0.35%
  Ratio of expenses to average net
    assets prior to fees waived and
    expenses paid indirectly                     0.38%        0.36%        0.36%        0.36%        0.35%
  Ratio of net investment income to
    average net assets                           1.13%        0.94%        1.00%        1.05%        1.44%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid
    indirectly                                   1.11%        0.94%        1.00%        1.05%        1.44%
  Portfolio turnover                               68%          78%          65%          16%          34%

(1) Effective July 3, 2000, Goldman Sachs Asset Management replaced Vantage Investment Advisors as the sub-advisor of the Fund.

(2) Effective July 1, 2002, Delaware Management Company, the Fund's investment manager, assumed responsibility for the day-to-day management of the Fund's investment portfolio.

(3) The average shares outstanding method has been applied for per share information for the years ended December 31, 2002, 2001, and 2000.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                           Growth and Income Fund  6

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $4,197. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee which is calculated daily at rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Goldman Sachs Asset Management (the "Sub-Adviser") provided sub-advisory services and was responsible for the day-to-day management of the Fund's investment portfolio through June 30, 2002. For its services, the Sub-Adviser was paid directly by DMC, not the Fund. Effective July 1, 2002, DMC assumed responsibility for the day-to-day management of the Fund's investment portfolio.

                           Growth and Income Fund  7

Prior to May 1, 2002, Delaware Lincoln Investment Advisers (DLIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

During the year ended December 31, 2002, DMC and DLIA contractually waived a portion of their management fees in the amount of $423,999. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $514,763
Accounting and Administration Fees
  Payable to DSC                      113,810

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $1,611,932,174 and sales of $1,972,623,821 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $1,843,665,933. At December 31, 2002, net unrealized appreciation was $66,448,327, of which $277,343,857 related to unrealized appreciation of investments and $210,895,530 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                2002             2001
                                -----------------------------
Ordinary income                 $23,557,470      $ 56,480,044
Long-term capital gain                   --       897,754,959
                                -----------      ------------
Total                           $23,557,470      $954,235,003
                                ===========      ============

In addition, the Fund declared an ordinary income consent dividend of $600,415 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

                           Growth and Income Fund  8

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $2,301,257,301
Undistributed ordinary income        6,766,172
Undistributed long-term capital
  gain                               5,017,036
Capital loss carryforwards        (467,930,565)
Unrealized appreciation of
  investments                       66,448,327
                                --------------
Net assets                      $1,911,558,271
                                ==============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $201,844,606 expires in 2009 and $266,085,959 expires in 2010.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                        Shares Issued Upon
                                                        Reinvestment of
                                Capital Shares          Dividends and               Capital Shares
                                Sold                    Distributions               Redeemed
                                -------------------------------------------------------------------------------
                                Shares    Amount        Shares       Amount         Shares        Amount
                                -------------------------------------------------------------------------------
Year ended December 31, 2002:   371,826   $ 9,196,856    1,100,816   $ 23,557,470   (17,032,544)  $(408,419,385)
Year ended December 31, 2001:   469,378   $14,954,560   30,159,800   $954,235,003    (9,425,763)  $(310,009,904)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 ---------------------------
                                 Shares        Amount
                                 ---------------------------
Year ended December 31, 2002:    (15,559,902)  $(375,665,059)
Year ended December 31, 2001:     21,203,415   $ 659,179,659

6. SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

FINANCIAL FUTURES CONTRACTS: The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker or added to the segregated account each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

There were no financial futures contracts outstanding at December 31, 2002.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

                           Growth and Income Fund  9

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                     --            100%            100%             100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

9. PROXY RESULTS (UNAUDITED)

Lincoln National Growth and Income Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     91,922,975    91,902,811   93.95%     6.03%       0.00%
                Kelly D Clevenger                                       91,922,975    91,902,811   94.04%     5.94%       0.00%
                Nancy L. Frisby                                         91,922,975    91,902,811   94.11%     5.87%       0.00%
                Barbara S. Kowalczyk                                    91,922,975    91,902,811   93.92%     6.06%       0.00%
                Kenneth G. Stella                                       91,922,975    91,902,811   93.97%     6.01%       0.00%

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              91,922,975    91,902,811   88.78%      7.54%      3.66%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        91,922,975    91,902,811   82.78%     13.39%      3.81%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           91,922,975    91,902,811   87.75%      8.24%      3.99%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             91,922,975    91,902,811   85.96%      8.77%      5.25%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    91,922,975    91,902,811   85.70%      9.00%      5.28%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        91,922,975    91,902,811   85.84%      8.85%      5.29%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       91,922,975    91,902,811   86.04%      8.71%      5.23%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              91,922,975    91,902,811   85.52%      9.15%      5.31%
     5F)  Amendment to Fundamental Restrictions on Lending.             91,922,975    91,902,811   85.72%      8.95%      5.31%
     5G)  Amendment to Fundamental Restrictions on Diversification.     91,922,975    91,902,811   86.03%      8.74%      5.21%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   91,922,975    91,902,811   83.39%     11.50%      5.09%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             91,922,975    91,902,811   83.05%     11.68%      5.25%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 91,922,975    91,902,811   82.82%     11.88%      5.28%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       91,922,975    91,902,811   82.88%     11.78%      5.32%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        91,922,975    91,902,811   82.90%     11.76%      5.32%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             91,922,975    91,902,811   83.15%     11.59%      5.24%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               91,922,975    91,902,811   83.21%     11.53%      5.24%

                           Growth and Income Fund  10

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL GROWTH AND INCOME FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Growth and Income Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Growth and Income Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 7, 2003

                           Growth and Income Fund  11

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,         12
Centre Square,                                    November 1993      Corporate Planning and
West Tower                                                           Development, Lincoln
1500 Market St.,                                                     National Corporation
Suite 3900                                                           (insurance holding
Philadelphia, PA 19102                                               company); Senior Vice
DOB: 04/07/51                                                        President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly              12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief       12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana             12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and             N/A
Centre Square,               Treasurer            and Treasurer      Treasurer, Lincoln
West Tower,                                       since January      National Corporation;
1500 Market Street,                               2001               formerly President and
Suite 3900                                                           Market Manager, Greater
Philadelphia, PA 19102                                               Cincinnati Region, Bank
DOB: 08/03/63                                                        One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,         N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52

Barbara S. Kowalczyk         Lincoln National
Centre Square,               Management Corporation;
West Tower                   The Lincoln National Life
1500 Market St.,             Insurance Company;
Suite 3900                   Lincoln Financial Group
Philadelphia, PA 19102       Foundation, Inc.; Lincoln
DOB: 04/07/51                Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)

John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33

Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41

Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43

Frederick J. Crawford(1)     N/A
Centre Square,
West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63

Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54

William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61

Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                           Growth and Income Fund  12

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------